Debt (Schedule of Debt Maturities) (Details) $ in Millions	Jan. 02, 2016 USD ($)
Debt Disclosure [Abstract]
2016	$ 1,163
2017	172
2018	579
2019	210
2020	2,101
After 2020	$ 2,206